SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about estimated useful lives of property, plant and equipment (Details)	12 Months Ended
Aug. 31, 2021
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	25 years
Growing and processing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	10 years
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	5 years
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	5 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	10 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	5 years